Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Schedule of Estimates and Assumptions Used

The following table includes the estimates and assumptions used in the Black-Scholes model:

Stock price	$0.57
Exercise price	$0.08
Contractual term (Years)	3
Volatility	70.22%
Risk-free rate	1.53%
Expected dividend rate	0.00%

The following table includes the estimates and assumptions used in the Black-Scholes model:

Stock price	$0.57
Exercise price	$0.08
Contractual term (Years)	3
Volatility	70.22%
Risk-free rate	1.53%
Expected dividend rate	0.00%